Future Minimum Lease and Royalty Commitments for All Noncancelable Agreements and Capital Lease Obligations (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Capital Leases
2018	$ 4,205
2019	3,750
2020	2,247
2021	1,371
2022	913
Thereafter	3,993
Total	16,479
Less: imputed interest	(3,231)
Present value of minimum lease payments	13,248
Less: current capital lease obligations	(3,623)
Long-term capital lease obligations	9,625
Operating Leases & Royalty Commitments
2018	121,234
2019	64,504
2020	58,731
2021	55,290
2022	52,781
Thereafter	345,860
Total	$ 698,400